Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Fair Value Measurement
(4)	Fair Value Measurement

The fair values of the financial instruments as of December 31, 2018 and 2017 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

United States Treasury Bills: The Company classifies its Treasury Instruments and equivalent securities as held to- maturity in accordance with FASB ASC 320 "Investments - Debt and Equity Securities". Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for amortization or accretion of premiums or discounts.

The table below presents the carrying value under ASC 320, excluding accrued interest income and gross unrealized holding gain. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 2 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

	Carrying Value	Fair Value (Level 2)
Asset:
US Treasury Bills held in Trust Account as of December 31, 2018	$-	$-
US Treasury Bills held in Trust Account as of December 31, 2017	$151,856,355	$151,725,991